SHARE CAPITAL AND RESERVES - Warrants activity (Details)		12 Months Ended
	Jan. 01, 2026 CAD ($) shares EquityInstruments $ / shares	Dec. 31, 2025 shares EquityInstruments $ / shares
Warrants outstanding (in shares)
Warrants outstanding at the beginning | EquityInstruments	2,394,348
Warrants outstanding at the end | EquityInstruments		2,394,348
Exercised of warrants
Warrants outstanding (in shares)
Warrants exercised	1,191,170
Weighted average exercise price (in $ per share)
Gross proceeds on exercise of warrants | $	$ 1,269,875
Warrants
Warrants outstanding (in shares)
Warrants outstanding at the beginning	14,952,035
Warrants outstanding, Maritime Acquisition		15,485,137
Warrants exercised		533,102
Warrants outstanding at the end		14,952,035
Weighted average exercise price (in $ per share)
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement at beginning of period | $ / shares	$ 1.34
Weighted average exercise price , Maritime Acquisition | $ / shares		$ 1.33
Weighted average exercise price, warrants exercised | $ / shares		1.03
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement at end of period | $ / shares		$ 1.34